INVENTORY ON HAND	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
INVENTORY ON HAND
	September 30	December 31,
	2011	2010
	($ in thousands)

Finished goods	$445	$957
Work in process	1,222	573
Raw materials and supplies	238	174
	$1,905	$1,704